Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax effect of internal transfer of assets – net of current portion	$ 102.0	$ 111.1
Loan fee	15.4	14.4
Other	2.0	2.7
Total other non-current assets	$ 119.4	$ 128.2